CONCENTRATIONS AND RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONCENTRATIONS AND RELATED PARTY TRANSACTIONS

5. CONCENTRATIONS AND RELATED PARTY TRANSACTIONS

Cash Deposits

The Company maintains its cash and cash equivalent balances with financial institutions. These accounts are typically insured through the Federal Deposit Insurance Corporation ("FDIC"). At times, such amounts may exceed federally insured limits. The Company has not incurred any losses related to concentration of cash deposits through June 30, 2011.

Notes Receivable – Related Party

The Company had notes receivable totaling $85,300 at December 31, 2010. These notes and related interest were repaid in full during March 2011 (see footnote 6).

Consulting Services

The Company paid its President, Mr. Michael Mann, $5,125 and $3,500 for consulting services during the three months ended June 30, 2011 and 2010, respectively, and $20,500 and $12,000 for consulting services during the six months ended June 30, 2011 and 2010, respectively.

5. CONCENTRATIONS AND RELATED PARTY TRANSACTIONS

Cash Deposits

The Company maintains its cash and cash equivalent balances with financial institutions. These accounts are typically insured through the Federal Deposit Insurance Corporation ("FDIC"). At times, such amounts may exceed Federally insured limits. The Company has not incurred any losses related to concentration of cash deposits through December 31, 2010.

Notes Receivable – Related Party

The Company had notes receivable totaling $85,300 and $62,500 at December 31, 2010 and 2009 respectively. These notes are due from a single debtor (see note 6).

Consulting Services

The Company paid its President, Mr. Michael Mann, $20,250 and $48,600 for consulting services during the years ended December 31, 2010 and 2009, respectively.